SALE RESERVES AND ALLOWENCES (Tables)	6 Months Ended
Jun. 30, 2012
Revenue Recognition [Abstract]
Sales Reserves And Allowances Current [Text Block]
Sales reserves and allowances consisted of the following:
	June 30,	December 31,
	2012	2011
	U.S. $ in millions
Rebates	$2,676	$2,752
Chargebacks	1,302	1,052
Returns	505	510
Other	120	114
	$4,603	$4,428